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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/312, 9/303
Date of reporting period: 6/30/11
1 Funds included are: Invesco Technology Sector and Invesco Value Fund.
2 Fund with the fiscal year end 3/31 is Invesco Technology Sector Fund.
3 Fund with the fiscal year end 9/30 is Invesco Value Fund.

Item 1. Schedule of Investments.

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2011

MS-TECH-QTR-1	06/11	Invesco Advisers, Inc.

Schedule of Investments(a)
June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.65%

Application Software—8.44%

Autodesk, Inc. (b)	48,254	$1,862,605

Citrix Systems, Inc. (b)	35,096	2,807,680

NICE Systems Ltd. -ADR (Israel)(b)	47,342	1,721,355

Nuance Communications, Inc. (b)	58,775	1,261,899

Quest Software, Inc. (b)	34,666	787,958

Salesforce.com, Inc. (b)	4,764	709,741

TIBCO Software Inc. (b)	33,959	985,490

		10,136,728

Communications Equipment—10.13%

Acme Packet, Inc. (b)	20,906	1,466,138

Ciena Corp. (b)	46,791	860,019

F5 Networks, Inc. (b)	9,239	1,018,600

JDS Uniphase Corp. (b)	63,658	1,060,542

Juniper Networks, Inc. (b)	33,505	1,055,407

Polycom, Inc. (b)	19,143	1,230,895

Qualcomm, Inc.	78,654	4,466,761

Sonus Networks, Inc. (b)	162,097	525,194

Sycamore Networks, Inc. (b)	21,376	475,402

		12,158,958

Computer Hardware—7.57%

Apple, Inc. (b)	24,448	8,206,460

Hewlett-Packard Co.	24,268	883,355

		9,089,815

Computer Storage & Peripherals—5.07%

EMC Corp. (b)	138,909	3,826,943

NetApp, Inc. (b)	26,786	1,413,765

SanDisk Corp. (b)	20,426	847,679

		6,088,387

Data Processing & Outsourced Services—8.17%

Alliance Data Systems Corp. (b)	11,712	1,101,748

Genpact Ltd. (b)	4,872	83,993

MasterCard, Inc. -Class A	15,578	4,694,274

VeriFone Systems, Inc. (b)	21,125	936,894

Visa Inc. -Class A	11,751	990,139

Wright Express Corp. (b)	38,508	2,005,112

		9,812,160

Electronic Manufacturing Services—2.10%

Jabil Circuit, Inc.	54,557	1,102,052

TE Connectivity Ltd. (Switzerland)	38,699	1,422,575

		2,524,627

Fertilizers & Agricultural Chemicals—1.27%

Monsanto Co.	21,106	$1,531,029

Internet Retail—2.68%

Amazon.com, Inc. (b)	10,310	2,108,292

Netflix Inc. (b)	4,215	1,107,238

		3,215,530

Internet Software & Services—5.87%

Google Inc. -Class A (b)	7,101	3,595,804

Responsys, Inc. (b)	16,654	295,275

ValueClick, Inc. (b)	61,733	1,024,768

Velti PLC (b)	65,835	1,113,270

VeriSign, Inc.	30,298	1,013,771

		7,042,888

IT Consulting & Other Services—5.43%

Accenture PLC -Class A (Ireland)	43,533	2,630,264

Cognizant Technology Solutions Corp. -Class A (b)	32,400	2,376,216

International Business Machines Corp.	8,833	1,515,301

		6,521,781

Research & Consulting Services—0.61%

Acacia Research — Acacia Technologies (b)	19,927	731,122

Semiconductor Equipment—6.34%

Advanced Energy Industries, Inc. (b)	51,192	757,130

ASML Holding N.V. -New York Shares (Netherlands)(b)	34,646	1,280,516

Cymer, Inc. (b)	25,633	1,269,090

Novellus Systems, Inc. (b)	119,211	4,308,285

		7,615,021

Semiconductors—16.95%

ARM Holdings PLC -ADR (United Kingdom)	8,365	237,817

Atmel Corp. (b)	141,727	1,994,099

Avago Technologies Ltd.	68,009	2,584,342

Broadcom Corp. -Class A	51,695	1,739,020

Cypress Semiconductor Corp.	46,571	984,511

Intel Corp.	105,681	2,341,891

Marvell Technology Group Ltd. (Bermuda)(b)	47,670	703,848

Micron Technology, Inc. (b)	158,620	1,186,478

Microsemi Corp. (b)	144,492	2,962,086

ON Semiconductor Corp. (b)	181,411	1,899,373

Semtech Corp. (b)	73,365	2,005,799

Skyworks Solutions, Inc. (b)	34,776	799,152

Xilinx, Inc.	24,924	908,978

		20,347,394

See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

	Shares	Value

Systems Software—15.02%
Ariba Inc. (b)	66,190	$2,281,569

Check Point Software Technologies Ltd. (Israel)(b)	89,295	5,076,421

CommVault Systems, Inc. (b)	20,648	917,804

Microsoft Corp.	88,046	2,289,196

Oracle Corp.	89,809	2,955,614

Red Hat, Inc. (b)	38,200	1,753,380

Rovi Corp. (b)	48,053	2,756,320

		18,030,304

Total Common Stocks & Other Equity Interests (Cost $89,437,311)		114,845,744

Money Market Funds—4.45%
Liquid Assets Portfolio — Institutional Class (c)	2,671,003	2,671,003

Premier Portfolio — Institutional Class (c)	2,671,003	2,671,003

Total Money Market Funds (Cost $5,342,006)		5,342,006

TOTAL INVESTMENTS—100.10% (Cost $94,779,317)		120,187,750

OTHER ASSETS LESS LIABILITIES—(0.10)%		(121,796)

NET ASSETS—100.00%		$120,065,954

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Technology Sector Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco Technology Sector Fund

F.	Foreign Currency Translations — (continued)
in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$120,187,750	$—	$—	$120,187,750

Invesco Technology Sector Fund

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,620,039

Aggregate unrealized (depreciation) of investment securities	(2,441,498)

Net unrealized appreciation of investment securities	$25,178,541

Cost of investments for tax purposes is $95,009,209.
NOTE 4 — Proposed Reorganization
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Technology Fund (the “Acquiring Fund”).
          The Agreement requires approval of the Fund’s shareholders. The Agreement was submitted to the shareholders for their consideration at meetings held in April, May and June, 2011, which have been further adjourned until September 14, 2011.
Invesco Technology Sector Fund

Invesco Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2011

MS-TECH-QTR-1	06/11	Invesco Advisers, Inc.

Schedule of Investments(a)
June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.91%

Aerospace & Defense—2.06%

Honeywell International Inc.	23,811	$1,418,898

Textron Inc.	39,107	923,316

		2,342,214

Aluminum—1.40%

Alcoa Inc.	100,028	1,586,444

Asset Management & Custody Banks—2.18%

Bank of New York Mellon Corp. (The)	75,419	1,932,235

State Street Corp.	12,005	541,305

		2,473,540

Automobile Manufacturers—1.17%

General Motors Co. (b)	43,793	1,329,556

Cable & Satellite—6.13%

Comcast Corp. -Class A (b)	171,230	4,338,968

DIRECTV -Class A (b)	11,529	585,904

Time Warner Cable Inc.	26,108	2,037,468

		6,962,340

Communications Equipment—0.78%

Cisco Systems, Inc.	56,454	881,247

Computer Hardware—3.55%

Dell Inc. (b)	87,736	1,462,559

Hewlett-Packard Co.	70,677	2,572,643

		4,035,202

Data Processing & Outsourced Services—0.31%

Western Union Co.	17,402	348,562

Department Stores—0.37%

Macy’s, Inc.	14,573	426,115

Diversified Banks—2.07%

U.S. Bancorp	24,034	613,107

Wells Fargo & Co.	61,760	1,732,986

		2,346,093

Drug Retail—1.64%

CVS Caremark Corp.	49,518	1,860,886

Electric Utilities—2.64%

American Electric Power Co., Inc.	14,041	529,065

FirstEnergy Corp.	22,133	977,172

PPL Corp.	53,720	1,495,027

		3,001,264

Electrical Components & Equipment—0.80%

Emerson Electric Co.	16,123	906,919

General Merchandise Stores—0.62%

Target Corp.	15,024	704,776

Health Care Distributors—1.02%

Cardinal Health, Inc. (b)	25,567	1,161,253

Home Improvement Retail—1.41%

Home Depot, Inc. (The) (b)	18,658	675,793

Lowe’s Cos., Inc.	39,718	925,826

		1,601,619

Household Products—0.32%

Procter & Gamble Co. (The)	5,797	368,515

Hypermarkets & Super Centers—0.97%

Wal-Mart Stores, Inc.	20,839	1,107,385

Industrial Conglomerates—1.33%

General Electric Co.	80,221	1,512,968

Industrial Machinery—1.65%

Ingersoll-Rand PLC (Ireland)	41,161	1,869,121

Integrated Oil & Gas—6.27%

BP PLC -ADR (United Kingdom)	35,045	1,552,143

Chevron Corp.	25,069	2,578,096

Royal Dutch Shell PLC -ADR (Netherlands)	30,066	2,138,595

Total S.A. -ADR (France)	14,722	851,520

		7,120,354

Integrated Telecommunication Services—2.73%

AT&T Inc.	45,865	1,440,620

Verizon Communications Inc.	44,634	1,661,724

		3,102,344

Internet Software & Services—3.49%

eBay Inc. (b)	68,074	2,196,748

Yahoo! Inc. (b)	117,906	1,773,306

		3,970,054

Investment Banking & Brokerage—2.02%

Goldman Sachs Group, Inc. (The)	8,294	1,103,848

Morgan Stanley	51,659	1,188,674

		2,292,522

IT Consulting & Other Services—0.10%

Accenture PLC -Class A (Ireland)	1,877	113,408

Life & Health Insurance—2.38%

Aflac, Inc.	9,201	429,503

MetLife, Inc.	33,229	1,457,756

Torchmark Corp.	12,692	814,065

		2,701,324

See accompanying notes which are an integral part of this schedule.
Invesco Value Fund

	Shares	Value

Managed Health Care—2.68%

UnitedHealth Group Inc.	40,757	$2,102,246

WellPoint, Inc.	11,994	944,767

		3,047,013

Movies & Entertainment—5.33%

News Corp. -Class B	91,787	1,659,509

Time Warner Inc.	37,338	1,357,983

Viacom Inc. -Class B	59,631	3,041,181

		6,058,673

Multi-Utilities—0.20%

Sempra Energy	4,347	229,869

Oil & Gas Drilling—0.54%

Noble Corp. (Switzerland)	15,659	617,121

Oil & Gas Equipment & Services—4.56%

Halliburton Co.	65,334	3,332,034

Weatherford International Ltd. (Switzerland)(b)	98,449	1,845,919

		5,177,953

Oil & Gas Exploration & Production—0.66%

Chesapeake Energy Corp.	25,244	749,494

Other Diversified Financial Services—6.91%

Bank of America Corp.	165,572	1,814,669

Citigroup Inc.	69,746	2,904,224

JPMorgan Chase & Co.	76,448	3,129,781

		7,848,674

Packaged Foods & Meats—4.33%

Kraft Foods Inc. -Class A	77,096	2,716,092

Unilever N.V. -New York Shares (Netherlands)	67,019	2,201,574

		4,917,666

Paper Products—2.96%

International Paper Co.	112,689	3,360,386

Personal Products—0.45%

Avon Products, Inc.	18,326	513,128

Pharmaceuticals—8.66%

Abbott Laboratories	10,971	577,294

Bristol-Myers Squibb Co.	83,054	2,405,244

GlaxoSmithKline PLC -ADR (United Kingdom)	28,631	1,228,270

Merck & Co., Inc.	54,343	1,917,765

Pfizer Inc.	140,328	2,890,757

Roche Holding AG -ADR (Switzerland)	19,575	817,755

		9,837,085

Property & Casualty Insurance—3.37%

Allstate Corp. (The)	66,462	2,029,085

Chubb Corp. (The)	20,369	1,275,303

Travelers Cos., Inc. (The)	9,001	525,478

		3,829,866

Regional Banks—1.51%

Fifth Third Bancorp	17,894	228,149

PNC Financial Services Group, Inc.	24,904	1,484,527

		1,712,676

Semiconductor Equipment—0.32%

KLA-Tencor Corp.	8,945	362,094

Semiconductors—0.65%

Intel Corp.	33,316	738,283

Soft Drinks—1.57%

Coca-Cola Co. (The)	18,407	1,238,607

PepsiCo, Inc.	7,816	550,481

		1,789,088

Specialty Stores—0.75%

Staples, Inc.	54,128	855,222

Systems Software—2.14%

Microsoft Corp.	93,329	2,426,554

Wireless Telecommunication Services—0.91%

Vodafone Group PLC -ADR (United Kingdom)	38,538	1,029,735

Total Common Stocks & Other Equity Interests (Cost $102,225,424)		111,226,605

Money Market Funds—1.72%

Liquid Assets Portfolio — Institutional Class (c)	977,153	977,153

Premier Portfolio — Institutional Class (c)	977,153	977,153

Total Money Market Funds (Cost $1,954,305)		1,954,306

TOTAL INVESTMENTS—99.63% (Cost $104,179,729)		113,180,911

OTHER ASSETS LESS LIABILITIES—0.37%		415,757

NET ASSETS—100.00%		$113,596,668

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Value Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$112,363,156	$817,755	$—	$113,180,911

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,630,465

Aggregate unrealized (depreciation) of investment securities	(7,778,841)

Net unrealized appreciation of investment securities	$8,851,624

Cost of investments for tax purposes is $104,329,287.
NOTE 4 — Proposed Reorganization
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock Fund (the “Acquiring Fund”).
          The Agreement requires approval of the Fund’s shareholders. The Agreement was submitted to the shareholders for their consideration at meetings held in April, May and June, 2011, which have been further adjourned until September 14, 2011.
Invesco Value Fund

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor Principal Executive Officer

Date:	August 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor Principal Executive Officer

Date:	August 29, 2011

By:	/s/ Sheri Morris

Sheri Morris Principal Financial Officer

Date:	August 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.